Property and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2011		Nov. 30, 2010
Property, Plant and Equipment [Line Items]
Ships, including ship improvements	$ 39,764		$ 37,348
Ships under construction	526		696
Ships And Ships Under Construction Gross, Total	40,290		38,044
Land, buildings and improvements, including leasehold improvements and port facilities	898		858
Computer hardware and software, transportation equipment and other	1,016		934
Total property and equipment	42,204		39,836
Less accumulated depreciation and amortization	(10,150)		(8,869)
Property and Equipment, Net	$ 32,054	[1]	$ 30,967	[1]

[1]	At November 30, 2011 and 2010, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $17.9 billion, $12.8 billion, $0.2 billion and $0.1 billion and $17.5 billion, $12.1 billion, $0.2 billion and $0.2 billion, respectively.